Long-term investments	12 Months Ended
Dec. 31, 2024
Long-term investments
Long-term investments

13.Long-term investments

The Group’s long-term investments on the consolidated balance sheets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Equity method investments
Guangdong Xinyueneng Semiconductor Co., Ltd. (“Xinyueneng”)	93,528	202,349
Time Geely Power Battery Co., Ltd. (“Time Geely”)	356,274	483,562
Zhejiang Haohan Energy Technology Co., Ltd. (“Zhejiang Haohan”)	9,992	—
Total Long-term Investments	459,794	685,911

In April 2021, the Group injected RMB120,000 into Xinyueneng, a company primarily engaged in integrated circuit chip and product manufacturing, for 40% of its equity interest. In May 2022, the Group injected additional RMB40,000 into Xinyueneng with the equity interests remain the same.

In October and December 2024, the Group disposed of portions of the equity in Xinyueneng for a total consideration of RMB536,000, resulting a gain on disposal of RMB501,506. During the same period, further capital injections from external shareholders triggered a deemed disposal event, from which the Group recognized RMB225,467 gain related to deemed disposal. As of December 31, 2024, the Group held 26.07% of equity interest in Xinyueneng.

In July 2021, the Group acquired 49% equity interest of Time Geely, a company mainly involved in battery production and development, for a total consideration of RMB56,040 from companies under common control. In May 2022, the Group injected RMB196,000 into Time Geely. In July 2024, the Group received a cash dividend distribution of RMB90,846 from Time Geely. As of December 31, 2024, the Group still held 49% of equity interest in Time Geely.

13.Long-term investments (Continued)

In December 2021, the Group acquired 30% equity interest of Zhejiang Haohan, a company focused on charging pile sales, for a total consideration of RMB8,977 from companies under common control. In May 2022, the Group injected RMB141,000 into Zhejiang Haohan. As some RSUs under 2021 Incentive Plan granted to the employees of Zhejiang Haohan exercised due to the consummation of IPO in May 2024, the Group regarded RMB1,712 as its capital contribution to Zhejiang Haohan. As of December 31, 2024, the Group still held 30% of equity interest in Zhejiang Haohan.

The Group recorded RMB172,787 shares of loss and RMB86,842 and RMB 124,278 in shares of income in equity method investments during years ended December 31, 2022, 2023 and 2024, respectively. The Group did not record any impairment on its long-term investments during the years ended December 31, 2022, 2023 and 2024.